Lease - Schedule Of Future Minimum Rental Payments For Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 3,253
2022	1,875
2023	1,372
2024	783
2025	24
2026 and Thereafter	32
Total	7,339
Less imputed interest	400
Present value of net future minimum lease payments	6,939
Less operating lease liabilities-current	3,058
Long-term operating lease liabilities	$ 3,881
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Present value of net future minimum lease payments
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Less operating lease liabilities-current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term operating lease liabilities